Financial Instruments and Fair Value Measurements - Measured on a Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position	$ 0	$ 3,494
On recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		(8,180)
On recurring basis | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position		3,494
Interest rate swaps-liability position		(11,674)
Significant Other Observable Inputs (Level 2) | On recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		(8,180)
Significant Other Observable Inputs (Level 2) | On recurring basis | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-asset position		3,494
Interest rate swaps-liability position		$ (11,674)